Fair Value - Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financial Assets [Abstract]
Cash and cash equivalents	$ 83,486	$ 73,186	$ 40,778	$ 39,251
Available for sale securities, at fair value	154,053	159,367
Loans held for sale	835	1,393
Loans and Leases Receivable, Net Amount	1,237,174	1,220,323
Federal Home Loan Bank Stock	9,856	12,162
Federal Reserve Bank Stock	3,636	3,624
Accrued interest receivable	4,784	4,435
Financial Liabilities [Abstract]
Deposits	1,208,047	1,130,685
Mortgagors' and investors' escrow accounts	4,418	4,388
Federal Home Loan Bank advances	170,094	217,759
Junior subordinated debt owed to unconsolidated trust	8,248	8,248
Carrying (Reported) Amount, Fair Value Disclosure [Member]
Financial Assets [Abstract]
Cash and cash equivalents	83,486	73,186
Available for sale securities, at fair value	154,053	159,367
Loans held for sale	835	1,393
Loans and Leases Receivable, Net Amount	1,237,174	1,220,323
Federal Home Loan Bank Stock	9,856	12,162
Federal Reserve Bank Stock	3,636	3,624
Accrued interest receivable	4,784	4,435
Financial Liabilities [Abstract]
Deposits	1,208,047	1,130,685
Mortgagors' and investors' escrow accounts	4,418	4,388
Federal Home Loan Bank advances	170,094	217,759
Junior subordinated debt owed to unconsolidated trust	8,248	8,248
Derivative Assets [Abstract]
Derivative Loan Commitments	27	72
Forward Sale Loan Commitments, Asset	16	64
Derivative Liabilities [Abstract]
Interest Rate Derivative Liabilities, at Fair Value		2
Derivative Loan Commitments, Liability		15
Estimate of Fair Value, Fair Value Disclosure [Member]
Financial Assets [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	83,486	73,186
Available for sale securities, Fair Value Disclosure	154,053	159,367
Loans Held-for-sale, Fair Value Disclosure	847	1,584
Loans Receivable, Fair Value Disclosure	1,229,696	1,218,918
Federal Home Loan Bank Stock, Fair Value Disclosure	9,856	12,162
Federal Reserve Bank stock, Fair Value Disclosure	3,636	3,624
Accrued interest receivable, Fair Value Disclosure	4,784	4,435
Financial Liabilities [Abstract]
Deposits, Fair Value Disclosure	1,209,458	1,134,378
Mortgagors' and investors' escrow accounts, Fair Value Disclosure	4,418	4,388
Federal Home Loan Bank Borrowings, Fair Value Disclosure	163,568	217,120
Junior subordinated debt owed to unconsolidated trust, Fair Value Disclosure	6,231	6,043
Derivative Assets [Abstract]
Derivative Loan Commitments	27	72
Forward Sale Loan Commitments, Asset	16	64
Derivative Liabilities [Abstract]
Interest Rate Derivative Liabilities, at Fair Value		2
Derivative Loan Commitments, Liability		15
Fair Value, Inputs, Level 1 [Member]
Financial Assets [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	83,486	73,186
Available for sale securities, Fair Value Disclosure	19,435	21,087
Loans Held-for-sale, Fair Value Disclosure	0	0
Loans Receivable, Fair Value Disclosure	0	0
Federal Home Loan Bank Stock, Fair Value Disclosure	0	0
Federal Reserve Bank stock, Fair Value Disclosure	0	0
Accrued interest receivable, Fair Value Disclosure	0	0
Financial Liabilities [Abstract]
Deposits, Fair Value Disclosure	0	0
Mortgagors' and investors' escrow accounts, Fair Value Disclosure	0	0
Federal Home Loan Bank Borrowings, Fair Value Disclosure	0	0
Junior subordinated debt owed to unconsolidated trust, Fair Value Disclosure	0	0
Derivative Assets [Abstract]
Derivative Loan Commitments	0	0
Forward Sale Loan Commitments, Asset	0	0
Derivative Liabilities [Abstract]
Interest Rate Derivative Liabilities, at Fair Value		0
Derivative Loan Commitments, Liability		0
Fair Value, Inputs, Level 2 [Member]
Financial Assets [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Available for sale securities, Fair Value Disclosure	133,494	137,123
Loans Held-for-sale, Fair Value Disclosure	0	0
Loans Receivable, Fair Value Disclosure	0	0
Federal Home Loan Bank Stock, Fair Value Disclosure	0	0
Federal Reserve Bank stock, Fair Value Disclosure	0	0
Accrued interest receivable, Fair Value Disclosure	0	0
Financial Liabilities [Abstract]
Deposits, Fair Value Disclosure	0	0
Mortgagors' and investors' escrow accounts, Fair Value Disclosure	0	0
Federal Home Loan Bank Borrowings, Fair Value Disclosure	163,568	217,120
Junior subordinated debt owed to unconsolidated trust, Fair Value Disclosure	6,231	6,043
Derivative Assets [Abstract]
Derivative Loan Commitments	0	0
Forward Sale Loan Commitments, Asset	0	0
Derivative Liabilities [Abstract]
Interest Rate Derivative Liabilities, at Fair Value		2
Derivative Loan Commitments, Liability		0
Fair Value, Inputs, Level 3 [Member]
Financial Assets [Abstract]
Cash and Cash Equivalents, Fair Value Disclosure	0	0
Available for sale securities, Fair Value Disclosure	1,124	1,157
Loans Held-for-sale, Fair Value Disclosure	847	1,584
Loans Receivable, Fair Value Disclosure	1,229,696	1,218,918
Federal Home Loan Bank Stock, Fair Value Disclosure	9,856	12,162
Federal Reserve Bank stock, Fair Value Disclosure	3,636	3,624
Accrued interest receivable, Fair Value Disclosure	4,784	4,435
Financial Liabilities [Abstract]
Deposits, Fair Value Disclosure	1,209,458	1,134,378
Mortgagors' and investors' escrow accounts, Fair Value Disclosure	4,418	4,388
Federal Home Loan Bank Borrowings, Fair Value Disclosure	0	0
Junior subordinated debt owed to unconsolidated trust, Fair Value Disclosure	0	0
Derivative Assets [Abstract]
Derivative Loan Commitments	27	72
Forward Sale Loan Commitments, Asset	$ 16	64
Derivative Liabilities [Abstract]
Interest Rate Derivative Liabilities, at Fair Value		0
Derivative Loan Commitments, Liability		$ 15